EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) £ in Millions, shares in Millions	3 Months Ended				8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($)	Mar. 31, 2017 GBP (£)	Mar. 31, 2017 USD ($)	Aug. 27, 2018 USD ($)	Sep. 30, 2017	Dec. 31, 2018 USD ($) venture	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($)
Investments
GGP joint ventures acquired from business acquisition							$ 10,829,000,000	$ 0
Carrying value of joint ventures	$ 9,567,000,000						21,853,000,000	9,567,000,000
Proceeds from sales of investments accounted for using equity method							1,140,000,000	1,006,000,000	$ 1,092,000,000
Equity method investment, additions							2,174,000,000	1,372,000,000
Exercise of warrants							0	1,448,000,000
Carrying value	$ 10,194,000,000						845,000,000	$ 10,194,000,000
Joint ventures categorized as other threshold							$ 250,000,000
GGP
Investments
Number of shares acquired | shares	68							68
Proportion of ownership interest in associate	34.00%					29.00%	0.00%	34.00%	29.00%
Equity method investment, additions	$ 1,890,000,000
Bargain purchase gain	442,000,000							$ 442,000,000
Exercise of warrants	1,448,000,000
Carrying value	8,844,000,000						$ 0	$ 8,844,000,000
Brookfield Premier Real Estate Partners Pooling LLC
Investments
Proportion of ownership interest in associate							7.00%	10.00%
Carrying value	122,000,000						$ 106,000,000	$ 122,000,000
Other
Investments
Number of joint ventures | venture							70
Carrying value of joint ventures	2,484,000,000						$ 4,237,000,000	$ 2,484,000,000
680 George Street
Investments
Proportion of ownership interest in joint venture							50.00%	50.00%
Carrying value of joint ventures	311,000,000						$ 319,000,000	$ 311,000,000
Principal Place - Commercial
Investments
Proportion of ownership interest in joint venture			50.00%	50.00%
Carrying value of joint ventures	230,000,000							$ 230,000,000
Proceeds from sales of investments accounted for using equity method			£ 346	$ 429,000,000
245 Park Avenue
Investments
Proportion of ownership interest in joint venture		51.00%
Proceeds from sales of investments accounted for using equity method		$ 680,000,000
Brookfield Brazil Retail Fundo de Investimento em Participaçoes(2)
Investments
Proportion of ownership interest in joint venture							46.00%	46.00%
Carrying value of joint ventures	$ 339,000,000						$ 309,000,000	$ 339,000,000
GGP
Investments
GGP joint ventures acquired from business acquisition					$ 10,829,000,000
Proportion of ownership interest in joint venture					34.00%
Carrying value of joint ventures										$ 7,843,000,000
Warrants | GGP
Investments
Derivative assets settled on cashless basis (in shares) | shares	16
Derivative assets settled in full shares settlement basis (in shares) | shares	43
Payment for exercise of warrants	$ 462,000,000
GGP | GGP
Investments
Proportion of ownership interest in joint venture					34.00%